PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($)	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2019
Subtotal	$ 8,414,685	$ 7,590,310	$ 7,859,719
Less: Accumulated depreciation	(1,413,533)	(1,016,373)	(351,082)
Property, plant and equipment, net	7,001,152	6,573,937	7,508,637
Buildings [Member]
Subtotal	5,011,200	4,601,685	4,661,535
Machinery and Equipment [Member]
Subtotal	3,222,821	2,822,686	3,036,339
Office Equipment [Member]
Subtotal	73,665	67,091	60,052
Automobiles [Member]
Subtotal	$ 106,999	$ 98,848	$ 101,793